STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock Issuable [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Apr. 30, 2020			151,859,858
Balance, amount at Apr. 30, 2020	$ (4,590,509)	$ 0	$ 151,860	$ 24,065,032	$ (28,807,401)
Conversion of convertible secured promissory note, shares			21,820,000
Conversion of convertible secured promissory note, amount	30,000	0	$ 21,820	8,180	0
Reclassification of put premium upon conversion of convertible secured promissory note	12,039	0	0	12,039	0
Conversion of convertible unsecured promissory notes and accrued interest, amount	171,077	0	199,929	(28,852)	0
Reclassification of put premium upon conversion of convertible unsecured promissory note	144,816	0	$ 0	144,816	0
Conversion of accrued interest on convertible secured promissory note, shares			15,000,000
Conversion of accrued interest on convertible secured promissory note, amount	28,500	0	$ 15,000	13,500	0
Net loss, three months ended July 31, 2021	(185,381)	0	0	0	(185,381)
Reduction in fair value of conversion option liability for conversion of promissory notes	30,795	0	$ 0	30,795	0
Issuance of common stock - $0.004 per share, shares			100,000
Issuance of common stock - $0.004 per share, amount	400	0	$ 100	300	0
Issuance of common stock - $0.002 per share, shares			27,900,000
Issuance of common stock - $0.002 per share, amount	55,800	0	$ 27,900	27,900	0
Issuance of common stock - $0.025 per share, shares			260,000
Issuance of common stock - $0.025 per share, amount	6,500	$ 0	$ 260	6,240	0
Common stock issuable - $0.025 per share, shares		40,000
Common stock issuable - $0.025 per share, amount	1,000	$ 40	$ 0	960	0
Issuance of common stock - $0.03 per share, shares			193,332
Issuance of common stock - $0.03 per share, amount	5,800	0	$ 193	5,607
Issuance of common stock - $0.04 per share, shares			1,000,000
Issuance of common stock - $0.04 per share, amount		$ 0	$ 1,000	39,000	0
Balance, shares at Apr. 30, 2021		40,000	418,062,102
Balance, amount at Apr. 30, 2021	(4,249,163)	$ 40	$ 418,062	24,325,517	(28,992,782)
Issuance of common stock that was previously issuable, shares		(40,000)	40,000
Issuance of common stock that was previously issuable, amount		$ (40)	$ 40
Issuance of common stock to consultants for services - per share, shares			15,300,000
Issuance of common stock to consultants for services - $ per share, amount			$ 15,300	175,950
Issuance of warrants to consultants for services - $0.0125 per share	98,781			98,781
Net loss, three months ended July 31, 2021	(560,924)				(560,924)
Balance, shares at Jul. 31, 2021			433,402,102
Balance, amount at Jul. 31, 2021	(4,520,056)		$ 433,402	24,600,248	(29,553,706)
Balance, shares at Apr. 30, 2021		40,000	418,062,102
Balance, amount at Apr. 30, 2021	(4,249,163)	$ 40	$ 418,062	24,325,517	(28,992,782)
Conversion of convertible secured promissory note, shares			3,498,971
Conversion of convertible secured promissory note, amount	13,198	0	$ 3,499	9,699	0
Reclassification of put premium upon conversion of convertible secured promissory note	42,132	$ 0	$ 0	42,132	0
Issuance of common stock that was previously issuable, shares		(40,000)	40,000
Issuance of common stock that was previously issuable, amount	0	$ (40)	$ 40	0	0
Issuance of common stock to consultants for services - per share, shares			15,300,000
Issuance of common stock to consultants for services - $ per share, amount	191,250	0	$ 15,300	175,950	0
Net loss, three months ended July 31, 2021	(1,669,699)	0	0	0	(1,669,699)
Conversion of convertible unsecured promissory note, amount	215,668	0	$ 33,807	181,861	0
Conversion of convertible unsecured promissory note, shares			33,807,304
Sale of common stock - $0.021 per share, net of offering costs, shares			55,119,047
Sale of common stock - $0.021 per share, net of offering costs, amount	1,151,326	0	$ 55,119	1,096,207	0
Issuance of warrants to consultants for services	98,781	0	0	98,781	0
Reclassification of put premium upon conversion of convertible unsecured promissory notes	123,715	0	0	123,715	0
Issuance of warrants with convertible secured promissory note	423,877	0	$ 0	423,877	0
Balance, shares at Apr. 30, 2022			525,827,424
Balance, amount at Apr. 30, 2022	(3,658,915)	$ 0	$ 525,827	26,477,739	(30,662,481)
Reclassification of put premium upon conversion of convertible secured promissory note	29,615			29,615
Net loss, three months ended July 31, 2021	(3,721,594)				(3,721,594)
Sale of common stock - $0.0210 per share, net of offering costs, shares			14,276,189
Sale of common stock - $0.0210 per share, net of offering costs, amount	299,800		$ 14,276	285,524
Sale of common stock - $0.0168 per share, net of offering costs, shares			14,880,952
Sale of common stock - $0.0168 per share, net of offering costs, amount	250,000		$ 14,881	235,119
Conversion of convertible unsecured promissory note, amount	57,200		$ 4,145	53,055
Conversion of convertible unsecured promissory note, shares			4,144,927
Conversion of convertible secured promissory note, amount	201,840		$ 34,800	167,040
Conversion of convertible secured promissory note, shares			34,800,000
Issuance of common stock for settlement, shares			2,600,000
Issuance of common stock for settlement, amount	7,221		$ 2,600	4,621
Common stock issuable for settlement, shares		1,000,000
Common stock issuable for settlement, amount		$ 1,000		18,300
Common stock issuable from exercise of warrants, shares		23,600,000
Common stock issuable from exercise of warrants, amount		$ 23,600		(23,600)
Issuance of common stock with convertible unsecured promissory note, shares			5,000,000
Issuance of common stock with convertible unsecured promissory note, amount	51,807		$ 5,000	46,807
Issuance of common stock with note payable, shares			1,000,000
Issuance of common stock with note payable, amount	18,953		$ 1,000	17,953
Issuance of warrant with convertible secured promissory note	274,962			274,962
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value				1,419,921	(1,419,921)
Reclassification of put premium upon conversion of convertible unsecured promissory notes	4,560			4,560
Balance, shares at Jul. 31, 2022		24,600,000	602,529,492
Balance, amount at Jul. 31, 2022	$ (6,165,251)	$ 24,600	$ 602,529	$ 29,011,616	$ (35,803,996)